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UNITED STATES
SECURITIES AND EXCHANGE COMMISSION
Washington, D.C. 20549
FORM N-Q
QUARTERLY SCHEDULE OF PORTFOLIO HOLDINGS OF REGISTERED MANAGEMENT
INVESTMENT COMPANY
Investment Company Act file number 811-08000
Invesco Van Kampen Select Sector Municipal Trust
(Exact name of registrant as specified in charter)

1555 Peachtree Street, N.E., Atlanta, Georgia	30309
(Address of principal executive offices)	(Zip code)
Colin Meadows 1555 Peachtree Street, N.E., Atlanta, Georgia 30309
(Name and address of agent for service)
Registrant’s telephone number, including area code: (713) 626-1919
Date of fiscal year end: 2/28
Date of reporting period: 5/31/12

Item 1. Schedule of Investments.

Invesco Van Kampen Select Sector
Municipal Trust
Quarterly Schedule of Portfolio Holdings
May 31, 2012

invesco.com/us     VK-CE-SSMUNI-QTR-1  05/12     Invesco Advisers, Inc.

Schedule of Investments
May 31, 2012
(Unaudited)

			Principal
	Interest	Maturity	Amount
	Rate	Date	(000)	Value

Municipal Obligations–164.98%

Alabama–1.85%

Bessemer Governmental Utility Services Corp.; Series 2008 A, Ref. Water Supply RB (INS-AGC) (a)(b)	5.00%	06/01/39	$750	$797,130

Birmingham (City of) Airport Authority; Series 2010, RB (INS-AGM) (a)	5.25%	07/01/30	600	665,994

Courtland (City of) Industrial Development Board (International Paper Co.); Series 2005 A, Ref. Solid Waste Disposal RB (c)	5.20%	06/01/25	1,250	1,287,375

Selma (City of) Industrial Development Board; Series 2009 A, Gulf Opportunity Zone RB	6.25%	11/01/33	725	807,606

				3,558,105

Alaska–0.66%

Alaska (State of) Industrial Development & Export Authority (Providence Health Services); Series 2011 A, RB (b)	5.50%	10/01/41	1,125	1,277,348

Arizona–5.83%

Apache (County of) Industrial Development Authority (Tucson Electric Power Co.); Series 2012 A, PCR	4.50%	03/01/30	1,065	1,089,090

Arizona (State of) Transportation Board;
Series 2008 B, Highway RB	5.00%	07/01/25	610	707,008

Series 2008 B, Highway RB (b)	5.00%	07/01/26	915	1,059,094

Series 2011 A, Ref. Sub. Highway RB (b)	5.00%	07/01/36	945	1,066,612

Glendale (City of) Industrial Development Authority (John C. Lincoln Health Network); Series 2005, Ref. Hospital RB	5.00%	12/01/35	1,155	1,167,359

Glendale (City of) Industrial Development Authority (Midwestern University);
Series 2010, RB	5.00%	05/15/35	250	263,315

Series 2010, RB	5.13%	05/15/40	500	526,330

Goodyear (City of) McDowell Road Commercial Corridor Improvement District; Series 2007, Special Assessment Improvement RB (INS-AMBAC) (a)	5.25%	01/01/32	1,000	1,047,360

Maricopa (County of) Industrial Development Authority (Catholic Healthcare West); Series 2009 C, Health Facilities RB (d)(e)	5.00%	07/01/14	800	858,832

Navajo County Pollution Control Corp.;
Series 2009 C, PCR (d)(e)	5.50%	06/01/14	225	242,172

Series 2009 E, PCR (d)(e)	5.75%	06/01/16	275	312,117

Phoenix (City of) Industrial Development Authority (Career Success Schools);
Series 2009, Education RB	7.00%	01/01/39	240	247,656

Series 2009, Education RB	7.13%	01/01/45	220	228,019

Pima (County of) Industrial Development Authority (Global Water Resources, LLC); Series 2007, Water & Wastewater RB (c)	6.55%	12/01/37	800	831,528

Salt River Project Agricultural Improvement & Power District; Series 2009 A, Electric System RB (b)	5.00%	01/01/28	750	856,545

University Medical Center Corp.; Series 2005, Hospital RB	5.00%	07/01/35	700	713,881

				11,216,918

California–14.96%

Alameda (County of) Corridor Transportation Authority; Series 2004 A, Ref. Sub. Lien Conv. CAB RB (INS-AMBAC) (a)(f)	0.00%	10/01/24	2,500	2,618,575

Bay Area Toll Authority (San Francisco Bay Area); Series 2008 F-1, Toll Bridge RB (b)	5.00%	04/01/39	1,905	2,066,544

Beverly Hills Unified School District (Election of 2008); Series 2009, Unlimited Tax CAB GO Bonds (f)	0.00%	08/01/28	300	160,797

California (State of) Department of Water Resources (Central Valley);
Series 2008 AE, Water System RB (b)	5.00%	12/01/24	275	326,299

Series 2008 AE, Water System RB (b)	5.00%	12/01/25	325	388,697

Series 2008 AE, Water System RB (b)	5.00%	12/01/26	325	388,697

Series 2008 AE, Water System RB (b)	5.00%	12/01/27	225	266,958

Series 2008 AE, Water System RB (b)	5.00%	12/01/28	325	382,623

California (State of) Health Facilities Financing Authority (Catholic Healthcare West); Series 2009 A, RB	6.00%	07/01/34	400	468,120

See accompanying notes which are an integral part of this schedule.
     Invesco Van Kampen Select Sector Municipal Trust

			Principal
	Interest	Maturity	Amount
	Rate	Date	(000)	Value

California–(continued)

California (State of) Housing Finance Agency;
Series 2008 K, Home Mortgage RB (c)	5.30%	08/01/23	$1,100	$1,128,622

Series 2008 K, Home Mortgage RB (c)	5.45%	08/01/28	1,300	1,346,280

California (State of) Pollution Control Financing Authority (Waste Management Inc.); Series 2002 B, Solid Waste Disposal RB (c)	5.00%	07/01/27	500	535,625

California (State of) Statewide Communities Development Authority (Kaiser Permanente); Series 2009 A, RB	5.00%	04/01/19	500	597,460

California (State of);
Series 2009, Various Purpose Unlimited Tax GO Bonds	5.75%	04/01/31	425	496,566

Series 2009 A, Ref. Economic Recovery Unlimited Tax GO Bonds	5.25%	07/01/21	700	851,347

Series 2012, Ref. Unlimited Tax GO Bonds	5.00%	02/01/38	455	491,728

Series 2012, Ref. Unlimited Tax GO Bonds	5.25%	02/01/30	730	840,113

Series 2012, Various Purpose Unlimited Tax GO Bonds	5.00%	04/01/42	675	727,407

Series 2012, Various Purpose Unlimited Tax GO Bonds	5.25%	04/01/35	675	758,477

Daly City (City of) Housing Development Finance Agency (Franciscan Mobile Home Park Acquisition); Series 2007 C, Ref. Third Tier Mobile Home Park RB	6.50%	12/15/47	200	202,770

Los Angeles (County of) Public Works Financing Authority; Series 1996 A, Ref. Sr. Lien RB (INS-AGM) (a)	5.50%	10/01/18	1,405	1,596,277

Morongo Band of Mission Indians (The) (Enterprise Casino); Series 2008 B, RB (g)	5.50%	03/01/18	100	100,725

Palm Springs (City of) Financing Authority (Convention Center Expansion); Series 2004 A, Lease RB (INS-NATL) (a)	5.50%	11/01/35	3,500	3,673,740

Palomar Pomerado Health; Series 2009, COP	6.75%	11/01/39	400	440,960

San Diego (County of) Regional Airport Authority; Series 2010 A, Sub. RB	5.00%	07/01/34	525	572,486

San Diego Community College District (Election of 2006); Series 2011, Unlimited Tax GO Bonds (b)	5.00%	08/01/36	2,295	2,598,445

San Francisco (City & County of) Airport Commission (San Francisco International Airport);
Series 2010 F, Second Series RB	5.00%	05/01/40	1,000	1,085,260

Series 2011 F, Ref. Second Series RB (c)	5.00%	05/01/25	280	313,790

Series 2011 F, Ref. Second Series RB (c)	5.00%	05/01/26	560	623,487

San Francisco (City & County of) Public Utilities Commission (Water System Improvement Program); Subseries 2011 A, Water RB (b)	5.00%	11/01/36	1,215	1,376,255

Twin Rivers Unified School District (School Facility Bridge Funding Program); Series 2007, COP (INS-AGM) (a)(d)(e)	3.50%	05/31/13	500	500,605

Vernon (City of); Series 2009 A, Electric System RB	5.13%	08/01/13	750	843,308

				28,769,043

Colorado–5.57%

Colorado (State of) Educational & Cultural Facilities Authority (Academy of Charter Schools); Series 2004, Charter School RB (INS-SGI) (a)	5.50%	05/01/36	5,000	5,081,900

Colorado (State of) Health Facilities Authority (Catholic Health); Series 2006 C5, RB (INS-AGM) (a)(b)	5.00%	09/01/36	1,725	1,827,620

Colorado (State of) Health Facilities Authority (Volunteers of America Care); Series 2007 A, Health & Residential Care Facilities RB	5.30%	07/01/37	400	363,424

Colorado (State of) Regional Transportation District (Denver Transit Partners Eagle P3);
Series 2010, Private Activity RB	6.00%	01/15/34	450	511,367

Series 2010, Private Activity RB	6.50%	01/15/30	550	653,548

Montrose (County of) Memorial Hospital Board of Trustees; Series 2003, Enterprise RB	6.00%	12/01/33	1,500	1,562,685

Salida (City of) Hospital District; Series 2006, RB	5.25%	10/01/36	708	706,018

				10,706,562

Connecticut–1.17%

Connecticut (State of) Development Authority (Aquarion Water Co.); Series 2007, Ref. Water Facilities RB (INS-SGI) (a)(c)	5.10%	09/01/37	1,375	1,400,548

Connecticut (State of) Housing Finance Authority; Subseries 2010 D-2, Housing Mortgage Finance Program RB (c)	5.00%	05/15/31	580	622,241

Hamden (Town of) (Whitney Center); Series 2009 B, Entrance Fee Principal Redemption RB	6.13%	01/01/14	220	220,244

				2,243,033

See accompanying notes which are an integral part of this schedule.
     Invesco Van Kampen Select Sector Municipal Trust

			Principal
	Interest	Maturity	Amount
	Rate	Date	(000)	Value

District of Columbia–1.20%

District of Columbia (Sibley Memorial Hospital);
Series 2009, Hospital RB	6.38%	10/01/34	$900	$1,042,380

Series 2009, Hospital RB	6.50%	10/01/29	290	340,396

District of Columbia Water & Sewer Authority;
Series 2008 A, Ref. Public Utility Sub. Lien RB (INS-AGC) (a)(b)	5.00%	10/01/29	275	309,623

Series 2008 A, Ref. Public Utility Sub. Lien RB (INS-AGC) (a)(b)	5.00%	10/01/34	550	610,484

				2,302,883

Florida–6.82%

Brevard (County of) Health Facilities Authority (Buena Vida Estates, Inc.); Series 2008, Residential Care Facility RB	6.75%	01/01/37	625	549,331

Broward (County of); Series 2012 A, Water & Sewer Utility RB	5.00%	10/01/37	810	928,560

Citizens Property Insurance Corp. (High Risk Account);
Series 2010 A-1, Sr. Sec. RB	5.00%	06/01/14	1,000	1,078,760

Series 2010 A-1, Sr. Sec. RB	5.25%	06/01/17	880	1,007,142

Escambia (County of) Health Facilities Authority (Florida Health Care Facility Loan Veterans Health Administration Program); Series 2000, RB (INS-AMBAC) (a)	5.95%	07/01/20	95	99,566

Florida (State of) Ports Financing Commission (State Transportation Trust Fund); Series 2011 B, Ref. RB (c)	5.13%	06/01/27	600	680,916

Hillsborough (County of) Aviation Authority;
Series 2008 A, RB (INS-AGC) (a)(b)(c)	5.38%	10/01/33	350	374,549

Series 2008 A, RB (INS-AGC) (a)(b)(c)	5.50%	10/01/38	775	830,250

Hillsborough (County of) Industrial Development Authority (Tampa Electric Co.); Series 2007 B, Ref. PCR (d)(e)	5.15%	09/01/13	300	315,801

Miami-Dade (County of) Expressway Authority; Series 2010 A, Ref. Toll System RB	5.00%	07/01/40	2,000	2,143,340

Miami-Dade (County of) Health Facilities Authority (Miami Children’s Hospital); Series 2010 A, Ref. Hospital RB	6.13%	08/01/42	230	268,196

Overoaks Community Development District;
Series 2004 A, Capital Improvement Special Assessment RB (h)	6.13%	05/01/35	40	—

Series 2010 A-2, Capital Improvement RB	6.13%	05/01/35	50	41,073

Series 2010 B, Capital Improvement RB	5.13%	05/01/17	110	102,358

Palm Beach (County of) Health Facilities Authority (The Waterford); Series 2007, RB	5.88%	11/15/37	400	413,628

Palm Beach (County of) Solid Waste Authority;
Series 2009, Improvement RB (INS-BHAC) (a)(b)	5.50%	10/01/23	1,000	1,221,950

Series 2011, Ref. RB (b)	5.00%	10/01/31	915	1,042,588

Putnam (County of) Development Authority (Seminole Electric Cooperative); Series 2007 A, Ref. PCR (INS-AMBAC) (a)(d)(e)	5.35%	05/01/18	1,100	1,244,639

Seminole Indian Tribe of Florida; Series 2007 A, Special Obligation RB (g)	5.75%	10/01/22	250	266,790

Seven Oaks Community Development District II; Series 2004 A, Special Assessment RB	5.88%	05/01/35	325	244,400

Sterling Hill Community Development District; Series 2003 A, Capital Improvement Special Assessment RB	6.20%	05/01/35	300	257,829

				13,111,666

Georgia–3.89%

Atlanta (City of) (Beltline);
Series 2009 B, Tax Allocation RB	6.75%	01/01/20	235	259,339

Series 2009 B, Tax Allocation RB	6.75%	01/01/20	130	143,464

Series 2009 B, Tax Allocation RB	7.38%	01/01/31	75	82,892

Atlanta (City of);
Series 2004 C, Airport Passenger Facility Charge & Sub. Lien General RB (INS-AGM) (a)(b)	5.00%	01/01/33	1,250	1,325,463

Series 2009 A, Water & Wastewater RB	5.25%	11/01/17	1,675	2,009,765

Series 2009 A, Water & Wastewater RB	6.00%	11/01/27	450	539,987

Series 2009 A, Water & Wastewater RB	6.00%	11/01/28	500	597,045

Series 2009 A, Water & Wastewater RB	6.00%	11/01/29	450	538,664

Private Colleges & Universities Authority (Emory University); Series 2009 B, RB (b)	5.00%	09/01/29	1,200	1,371,660

Putnam (County of) Development Authority (Georgia Power Co.); First Series 1996, PCR	5.10%	06/01/23	600	613,164

				7,481,443

See accompanying notes which are an integral part of this schedule.
     Invesco Van Kampen Select Sector Municipal Trust

			Principal
	Interest	Maturity	Amount
	Rate	Date	(000)	Value

Hawaii–0.99%

Hawaii (State of) Department of Budget & Finance (Hawaii Pacific Health Obligated Group); Series 2010 B, Special Purpose RB	5.63%	07/01/30	$1,000	$1,097,140

Hawaii (State of); Series 2010 A, Airport System RB	5.00%	07/01/39	750	811,297

				1,908,437

Idaho–0.83%

Idaho (State of) Health Facilities Authority (St. Luke’s Health System);
Series 2008 A, RB	6.50%	11/01/23	250	296,758

Series 2008 A, RB	6.75%	11/01/37	400	469,728

Idaho (State of) Health Facilities Authority (Valley Vista Care Corp.); Series 2007, Ref. RB	6.13%	11/15/27	305	305,759

Regents of the University of Idaho; Series 2011, Ref. General RB (d)(e)	5.25%	04/01/21	445	519,916

				1,592,161

Illinois–18.10%

Bartlett (Village of) (Quarry Redevelopment); Series 2007, Ref. Sr. Lien Tax Increment Allocation RB	5.60%	01/01/23	500	471,020

Bourbonnais (Village of) (Olivet Nazarene University); Series 2010, Industrial Project RB	5.50%	11/01/40	270	285,053

Chicago (City of) (O’Hare International Airport);
Series 2001 A, Second Lien Passenger Facility Charge RB (INS-AMBAC) (a)(c)	5.38%	01/01/32	2,540	2,543,454

Series 2002 A, Ref. Third Lien General Airport RB (INS-NATL) (a)(c)	5.38%	01/01/32	2,000	2,002,720

Series 2008 A, Third Lien General Airport RB (INS-AGM) (a)(b)	5.00%	01/01/33	1,400	1,495,004

Chicago (City of) Board of Education;
Series 2008 C, Ref. Unlimited Tax GO Bonds (INS-AGM) (a)	5.00%	12/01/27	2,750	3,039,602

Series 2011 A, Unlimited Tax GO Bonds (b)	5.00%	12/01/41	445	485,953

Chicago (City of) Transit Authority; Series 2011, Sales Tax Receipts RB (b)	5.25%	12/01/36	1,365	1,539,584

Chicago (City of);
Series 2008 A, Unlimited Tax GO Bonds (INS-AGC) (a)(b)	5.25%	01/01/25	1,425	1,609,367

Series 2011, COP	7.13%	05/01/21	225	244,755

Series 2011, COP	7.13%	05/01/21	150	163,170

Series 2011 A, Sales Tax RB (b)	5.25%	01/01/38	690	780,073

Series 2012 A, Unlimited Tax GO Bonds	5.00%	01/01/33	900	993,267

Cook County School District No. 100 (Berwyn South); Series 1997, Unlimited Tax GO Bonds (INS-AGM) (a)	8.10%	12/01/15	285	344,551

Granite City (City of) (Waste Management, Inc.); Series 2002, Solid Waste Disposal RB (c)(d)(e)	3.50%	05/01/13	300	307,662

Illinois (State of) Finance Authority (Kish Health System Obligated Group); Series 2008, Ref. Hospital RB	5.50%	10/01/22	750	830,153

Illinois (State of) Finance Authority (Northwestern Memorial Hospital);
Series 2009 A, RB (b)	5.38%	08/15/24	870	1,013,063

Series 2009 A, RB (b)	5.75%	08/15/30	500	580,220

Illinois (State of) Finance Authority (OSF Healthcare System); Series 2007 A, RB	5.75%	11/15/37	2,000	2,166,420

Illinois (State of) Finance Authority (Park Place of Elmhurst); Series 2010 D-2, TEMPS-65sm RB	7.00%	11/15/15	600	600,270

Illinois (State of) Finance Authority (Resurrection Health Care); Series 1999 A, RB (INS-AGM) (a)	5.50%	05/15/24	3,000	3,245,220

Illinois (State of) Finance Authority (Riverside Health System); Series 2009, RB	6.25%	11/15/35	500	574,500

Illinois (State of) Finance Authority (Rush University Medical Center Obligated Group); Series 2009 A, RB	7.25%	11/01/38	750	945,000

Illinois (State of) Finance Authority (Sherman Health System);
Series 1997, RB (INS-AMBAC) (a)	5.25%	08/01/22	1,185	1,186,754

Series 2007 A, RB	5.50%	08/01/37	1,000	1,034,170

Illinois (State of) Finance Authority (Swedish American Hospital); Series 2004, RB (INS-AMBAC) (a)	5.00%	11/15/31	620	625,326

Illinois (State of) Finance Authority (Swedish Covenant Hospital); Series 2010 A, Ref. RB	6.00%	08/15/38	550	610,544

Illinois (State of) Finance Authority (The University of Chicago Medical Center); Series 2011 C, RB (b)	5.50%	08/15/41	855	953,436

Illinois (State of) Finance Authority (Waste Management Inc.); Series 2005 A, Solid Waste Disposal RB (c)	5.05%	08/01/29	1,335	1,413,364

Peoria (County of); Series 2011, Unlimited Tax GO Bonds (b)	5.00%	12/15/41	1,050	1,135,953

Railsplitter Tobacco Settlement Authority; Series 2010, RB	5.50%	06/01/23	1,175	1,356,068

See accompanying notes which are an integral part of this schedule.
     Invesco Van Kampen Select Sector Municipal Trust

			Principal
	Interest	Maturity	Amount
	Rate	Date	(000)	Value

Illinois–(continued)

Will (County of) & Kankakee (City of) Regional Development Authority (Senior Estates Supportive Living); Series 2007, MFH RB (c)	7.00%	12/01/42	$220	$225,009

				34,800,705

Indiana–4.81%

Crown Point (City of) (Wittenberg Village); Series 2009 C-1, TEMPS-80sm Economic Development RB	7.25%	11/15/14	40	40,104

East Chicago Elementary School Building Corp.; Series 1996, Ref. First Mortgage RB (INS-AMBAC) (a)	6.25%	01/05/16	2,105	2,259,233

Indiana (State of) Finance Authority (Ascension Health Senior Credit); Series 2006 B-6, RB (b)	5.00%	11/15/36	4,600	4,840,580

Indiana (State of) Finance Authority (CWA Authority); Series 2011 B, Second Lien Wastewater Utility RB	5.25%	10/01/31	835	942,298

Indiana (State of) Finance Authority (Indianapolis Power & Light Co.); Series 2009 A, Ref. Environmental Facilities RB	4.90%	01/01/16	600	663,930

Indiana (State of) Finance Authority (Ohio Valley Electric Corp.); Series 2012 A, Midwestern Disaster Relief RB	5.00%	06/01/32	500	505,060

				9,251,205

Iowa–1.39%

Coralville (City of); Series 2006 D, COP	5.25%	06/01/26	1,125	1,158,896

Des Moines (City of); Series 2000 A, Public Parking System RB (INS-NATL) (a)	5.75%	06/01/14	1,515	1,521,030

				2,679,926

Kansas–3.29%

Cowley County Unified School District No. 465 (Winfield); Series 2003, Unlimited Tax GO Bonds (INS-NATL) (a)	5.25%	10/01/21	70	73,208

Kansas (State of) Development Finance Authority (Adventist Health System/Sunbelt Obligated Group);
Series 2009 C, Hospital RB	5.50%	11/15/23	1,250	1,486,113

Series 2009 C, Hospital RB (b)	5.75%	11/15/38	1,000	1,151,820

Wamego (City of) (Kansas Gas & Electric Co.); Series 2004, Ref. PCR (INS-NATL) (a)	5.30%	06/01/31	3,500	3,616,095

				6,327,236

Kentucky–2.52%

Kentucky (State of) Economic Development Finance Authority (Louisville Arena Authority, Inc.); Subseries 2008 A-1, RB (INS-AGC) (a)	5.75%	12/01/28	600	665,814

Kentucky (State of) Economic Development Finance Authority (Owensboro Medical Health System, Inc.);
Series 2010 A, Hospital RB	6.38%	06/01/40	475	549,299

Series 2010 A, Hospital RB	6.50%	03/01/45	600	697,596

Kentucky (State of) Property & Building Commission (No. 93);
Series 2009, Ref. RB (INS-AGC) (a)	5.25%	02/01/24	600	703,134

Series 2009, Ref. RB (INS-AGC) (a)	5.25%	02/01/25	660	769,118

Louisville (City of) & Jefferson (County of) Metropolitan Government (Norton Healthcare, Inc.); Series 2006, Health System RB	5.25%	10/01/36	1,405	1,458,011

				4,842,972

Louisiana–1.93%

Lakeshore Villages Master Community Development District; Series 2007, Special Assessment RB (h)	5.25%	07/01/17	371	148,445

Louisiana (State of) Public Facilities Authority (Entergy Louisiana LLC); Series 2010, RB	5.00%	06/01/30	400	417,792

Louisiana Citizens Property Insurance Corp.; Series 2009 C-2, Assessment RB (INS-AGC) (a)	6.75%	06/01/26	750	898,972

Rapides (Parish of) Finance Authority (Cleco Power LLC); Series 2007, RB (c)(d)(e)	5.25%	03/01/13	750	768,772

St. Charles (Parish of) (Valero Energy Corp.); Series 2010, Gulf Opportunity Zone RB (d)(e)	4.00%	06/01/22	500	512,850

St. John the Baptist (Parish of) (Marathon Oil Corp.); Series 2007 A, RB	5.13%	06/01/37	925	964,840

				3,711,671

See accompanying notes which are an integral part of this schedule.
     Invesco Van Kampen Select Sector Municipal Trust

			Principal
	Interest	Maturity	Amount
	Rate	Date	(000)	Value

Maryland–1.53%

Maryland (State of) Health & Higher Educational Facilities Authority (Maryland Institute College of Art); Series 2006, RB	5.00%	06/01/40	$770	$796,334

Maryland (State of) Health & Higher Educational Facilities Authority (Mercy Medical Center); Series 2007 A, RB	5.50%	07/01/42	800	829,520

Maryland Economic Development Corp. (Collegiate Housing Salisbury); Series 1999 A, Student Housing RB	6.00%	06/01/19	635	637,032

Maryland Economic Development Corp. (Terminal); Series 2010 B, RB	5.75%	06/01/35	375	404,947

Maryland Economic Development Corp. (Transportation Facilities); Series 2010 A, RB	5.38%	06/01/25	265	280,964

				2,948,797

Massachusetts–4.75%

Massachusetts (State of) Department of Transportation (Contract Assistance); Series 2010 B, Metropolitan Highway Systems RB	5.00%	01/01/35	2,010	2,248,266

Massachusetts (State of) Development Finance Agency (American Hingham); Series 1995, Water Treatment RB (c)	6.75%	12/01/20	1,145	1,146,637

Massachusetts (State of) Development Finance Agency (Berklee College of Music); Series 2007 A, RB	5.00%	10/01/32	650	699,816

Massachusetts (State of) Development Finance Agency (Children’s Hospital); Series 2010 N-4, VRD RB (LOC-JPMorgan Chase Bank, N.A.) (i)(j)	0.18%	10/01/49	600	600,000

Massachusetts (State of) Development Finance Agency (Linden Ponds, Inc. Facility);
Series 2011 A-1, RB	6.25%	11/15/46	160	115,675

Series 2011 A-2, RB	5.50%	11/15/46	8	5,245

Series 2011 B, CAB RB (f)	0.00%	11/15/56	42	217

Massachusetts (State of) Development Finance Agency (SEMASS System); Series 2001 A, Resource Recovery RB (INS-NATL) (a)	5.63%	01/01/15	2,000	2,024,880

Massachusetts (State of) Development Finance Agency (The Groves in Lincoln); Series 2009 B-2, Senior Living Facility RB	6.25%	06/01/14	240	209,064

Massachusetts (State of) Development Finance Agency (Tufts Medical Center); Series 2011 I, RB	7.25%	01/01/32	300	363,789

Massachusetts (State of) School Building Authority; Series 2011 B, Sr. Dedicated Sales Tax RB (b)	5.00%	10/15/35	1,485	1,718,798

				9,132,387

Michigan–0.82%

Detroit (City of); Series 2001 C-1, Ref. Sr. Lien Sewage Disposal System RB (INS-AGM) (a)	7.00%	07/01/27	800	976,816

Kent (County of) Hospital Finance Authority (Spectrum Health System);
Series 2008 A, RB (d)(e)	5.25%	01/15/14	325	347,772

Series 2008 A, RB (d)(e)	5.50%	01/15/15	225	251,026

				1,575,614

Minnesota–0.69%

Minneapolis (City of) (Fairview Health Services);
Series 2008 A, Health Care System RB	6.38%	11/15/23	650	783,412

Series 2008 A, Health Care System RB	6.63%	11/15/28	450	537,071

				1,320,483

Mississippi–1.04%

Mississippi Business Finance Corp. (Chevron U.S.A. Inc.); Series 2009 A, VRD Gulf Opportunity Zone IDR (i)	0.17%	12/01/30	2,000	2,000,000

Missouri–3.04%

Cape Girardeau (County of) Industrial Development Authority (Southeast Missouri Hospital Association); Series 2002, Health Facilities RB	5.63%	06/01/27	205	205,182

Cape Girardeau (County of) Industrial Development Authority (St. Francis Medical Center); Series 2009 A, Health Facilities RB	5.50%	06/01/29	500	546,195

Cass (County of); Series 2007, Hospital RB	5.63%	05/01/38	500	505,320

See accompanying notes which are an integral part of this schedule.
     Invesco Van Kampen Select Sector Municipal Trust

			Principal
	Interest	Maturity	Amount
	Rate	Date	(000)	Value

Missouri–(continued)

Kansas City (City of) Industrial Development Authority (Downtown Redevelopment District);
Series 2011 A, Ref. RB	5.50%	09/01/27	$275	$323,884

Series 2011 A, Ref. RB	5.50%	09/01/28	550	644,077

Kirkwood (City of) Industrial Development Authority (Aberdeen Heights); Series 2010 C-1, TEMPS-75sm Retirement Community RB	7.50%	11/15/16	650	657,046

Missouri (State of) Health & Educational Facilities Authority (Lutheran Senior Services);
Series 2005 A, Senior Living Facilities RB	5.38%	02/01/35	1,000	1,014,040

Series 2010, Senior Living Facilities RB	5.50%	02/01/42	375	392,258

St. Charles (City of); Series 2003 B, COP (d)(k)	5.50%	05/01/13	1,250	1,309,512

St. Louis (City of) Industrial Development Authority (Loughborough Commons Redevelopment); Series 2007, Ref. Community Improvement District Tax Increment Allocation RB	5.75%	11/01/27	250	250,953

				5,848,467

Nebraska–1.38%

Nebraska (State of) Municipal Energy Agency; Series 2009 A, Ref. Power Supply System RB (INS-BHAC) (a)	5.38%	04/01/39	1,000	1,138,090

Omaha (City of) Public Power District; Series 2011 B, RB (b)	5.00%	02/01/36	1,335	1,522,621

				2,660,711

Nevada–0.53%

Clark (County of) (Southwest Gas Corp.); Series 2004 A, IDR (INS-AMBAC) (a)(c)	5.25%	07/01/34	1,000	1,009,730

New Jersey–0.34%

New Jersey (State of) Economic Development Authority (Provident Group-Montclair Properties LLC-Montclair State University Student Housing); Series 2010 A, RB	5.88%	06/01/42	600	659,562

New Mexico–2.53%

Farmington (City of) (Public Service Co. of New Mexico San Juan);
Series 2010 A, Ref. PCR (d)(e)	5.20%	06/01/20	500	563,510

Series 2010 C, Ref. PCR	5.90%	06/01/40	750	818,047

Jicarilla Apache Nation;
Series 2003 A, RB (g)	5.00%	09/01/18	1,500	1,573,845

Series 2003 A, RB (g)	5.50%	09/01/23	1,250	1,303,850

New Mexico (State of) Hospital Equipment Loan Council (Presbyterian Health Care Services); Series 2008 A, Hospital RB (b)	6.38%	08/01/32	500	594,490

				4,853,742

New York–17.76%

Brooklyn Arena Local Development Corp. (Barclays Center);
Series 2009, PILOT RB	6.25%	07/15/40	500	561,730

Series 2009, PILOT RB	6.38%	07/15/43	210	237,178

Nassau (County of) Industrial Development Agency (Amsterdam at Harborside);
Series 2007 A, Continuing Care Retirement Community RB	6.50%	01/01/27	2,000	1,344,260

Series 2007 A, Continuing Care Retirement Community RB	6.70%	01/01/43	2,750	1,794,348

New York & New Jersey (States of) Port Authority (JFK International Air Terminal LLC); Series 2010 8, Special Obligation RB	6.00%	12/01/36	750	843,105

New York & New Jersey (States of) Port Authority;
One Hundred Fifty-Second Series 2008, Consolidated RB (b)(c)	5.00%	11/01/28	6,300	6,980,085

One Hundred Forty-Fourth Series 2006, Consolidated RB (b)	5.00%	10/01/35	6,900	7,820,944

New York (City of) Municipal Water Finance Authority;
Series 2007, VRD Second General Water & Sewer System RB (i)	0.13%	06/15/33	3,000	3,000,000

Series 2010 FF, Second General Resolution Water & Sewer System RB	5.00%	06/15/31	2,400	2,743,344

New York (City of);
Series 1995 C, Unlimited Tax GO Bonds	7.25%	08/15/24	5	5,027

Subseries 2008 I-1, Unlimited Tax GO Bonds (b)	5.00%	02/01/26	1,700	1,969,518

New York (State of) Dormitory Authority (General Purpose); Series 2011 A, State Personal Income Tax RB (b)	5.00%	03/15/30	810	947,611

See accompanying notes which are an integral part of this schedule.
     Invesco Van Kampen Select Sector Municipal Trust

			Principal
	Interest	Maturity	Amount
	Rate	Date	(000)	Value

New York–(continued)

New York (State of) Thruway Authority (Transportation);
Series 2009 A, Personal Income Tax RB (b)	5.00%	03/15/26	$700	$830,473

Series 2009 A, Personal Income Tax RB (b)	5.00%	03/15/27	750	885,990

Series 2009 A, Personal Income Tax RB (b)	5.00%	03/15/28	1,600	1,889,776

New York (State of) Thruway Authority; Series 2011 A-1, Second General Highway & Bridge Trust Fund RB (b)	5.00%	04/01/29	1,350	1,581,525

New York Liberty Development Corp. (7 World Trade Center); Series 2012, Class 2, Ref. Liberty RB	5.00%	09/15/43	660	719,413

				34,154,327

North Carolina–2.34%

Charlotte (City of) (Convention Facility); Series 2003 A, Ref. COP	5.50%	08/01/19	3,000	3,186,810

North Carolina (State of) Medical Care Commission (Southminster); Series 2007 A, First Mortgage Retirement Facilities RB	5.75%	10/01/37	150	139,254

North Carolina (State of) Turnpike Authority; Series 2011, Monroe Connector System State Appropriation RB (b)	5.00%	07/01/36	1,035	1,177,758

				4,503,822

North Dakota–0.28%

McLean (County of) (Great River Energy); Series 2010 B, Solid Waste Facilities RB	5.15%	07/01/40	500	542,060

Ohio–5.63%

Franklin (County of) (Ohio Health Corp.); Series 2011 A, Hospital Facilities RB (b)	5.00%	11/15/36	885	960,986

Hancock (County of) (Blanchard Valley Regional Health Center); Series 2011 A, Hospital Facilities RB	6.25%	12/01/34	300	348,015

Lorain (County of) (Catholic Healthcare Partners);
Series 2003 C-1, Ref. Hospital Facilities RB (INS-AGM) (a)(b)	5.00%	04/01/24	1,125	1,252,316

Series 2006 A, Hospital Facilities RB (INS-AGM) (a)(b)	5.00%	02/01/24	1,050	1,169,385

Series 2006 B, Hospital Facilities RB (INS-AGM) (a)(b)	5.00%	02/01/24	1,050	1,169,427

Montgomery (County of) (Miami Valley Hospital);
Series 2009 A, RB	6.00%	11/15/28	565	600,482

Series 2009 A, RB	6.25%	11/15/39	350	371,900

Ohio (State of) Air Quality Development Authority (Columbus Southern Power Co.); Series 2009 B, Ref. RB (d)(e)	5.80%	12/01/19	1,000	1,125,640

Ohio (State of) Air Quality Development Authority (FirstEnergy Generation Corp.); Series 2009 C, Ref. PCR	5.63%	06/01/18	1,500	1,731,915

Ohio (State of) Higher Educational Facility Commission (Summa Health System); Series 2010, Hospital Facilities RB	5.75%	11/15/35	575	628,837

Ohio (State of) Higher Educational Facility Commission (University Hospitals Health System, Inc.); Series 2009 A, Hospital RB (d)(k)	6.75%	01/15/15	850	908,361

Ohio (State of) Water Development Authority (FirstEnergy Nuclear Generation Corp.); Series 2009 A, Ref. PCR (d)(e)	5.88%	06/01/16	500	565,645

				10,832,909

Oklahoma–0.26%

McAlester (City of) Public Works Authority; Series 2002, Utility System CAB RB (INS-AGM) (a)(f)	0.00%	02/01/31	1,000	501,190

Pennsylvania–1.46%

Delaware River Port Authority; Series 2010 D, RB	5.00%	01/01/35	500	546,250

Franklin (County of) Industrial Development Authority (Chambersburg Hospital); Series 2010, RB	5.38%	07/01/42	900	957,537

Pennsylvania (State of) Turnpike Commission;
Subseries 2010 B-2, Sub. Conv. CAB RB (f)	0.00%	12/01/28	850	822,341

Subseries 2010 B-2, Sub. Conv. CAB RB (f)	0.00%	12/01/34	500	474,145

				2,800,273

See accompanying notes which are an integral part of this schedule.
     Invesco Van Kampen Select Sector Municipal Trust

			Principal
	Interest	Maturity	Amount
	Rate	Date	(000)	Value

Puerto Rico–4.02%

Puerto Rico (Commonwealth of) Aqueduct & Sewer Authority;
Series 2012 A, Sr. Lien RB	5.00%	07/01/33	$655	$659,873

Series 2012 A, Sr. Lien RB	5.25%	07/01/42	450	453,308

Series 2012 A, Sr. Lien RB	6.00%	07/01/47	360	388,962

Puerto Rico (Commonwealth of) Electric Power Authority;
Series 2010 CCC, RB	5.25%	07/01/27	1,100	1,181,554

Series 2010 XX, RB	5.25%	07/01/40	800	823,040

Puerto Rico Sales Tax Financing Corp.;
First Subseries 2010 A, RB	5.38%	08/01/39	750	803,400

First Subseries 2010 A, RB	5.50%	08/01/42	850	913,376

First Subseries 2010 C, RB	5.25%	08/01/41	2,350	2,496,428

				7,719,941

South Carolina–9.14%

Beaufort (County of) (New River Redevelopment Area); Series 2002, Tax Increment Allocation RB (INS-NATL) (a)	5.50%	06/01/20	2,420	2,468,255

Charleston Educational Excellence Finance Corp. (Charleston County School District); Series 2005, Installment Purchase RB (b)	5.25%	12/01/25	10,000	11,149,000

South Carolina (State of) Jobs-Economic Development Authority (AnMed Health); Series 2009 B, Ref. & Improvement Hospital RB (INS-AGC) (a)	5.50%	02/01/38	1,000	1,088,480

South Carolina (State of) Jobs-Economic Development Authority (Electric & Gas Co.); Series 2002 A, IDR (INS-AMBAC) (a)	5.20%	11/01/27	1,500	1,522,935

South Carolina (State of) Jobs-Economic Development Authority (The Woodlands at Furman);
Series 2012, Ref. RB	6.00%	11/15/47	178	126,336

Series 2012, Ref. Sub. CAB RB (f)	0.00%	11/15/47	76	373

South Carolina (State of) Public Service Authority (Santee Cooper); Series 2010 B, Ref. RB (b)	5.00%	01/01/33	1,080	1,218,704

				17,574,083

Tennessee–2.50%

Elizabethton (City of) Health & Educational Facilities Board; Series 2000 B, Ref. & Improvement First Mortgage Hospital RB (d)(k)	8.00%	07/01/12	1,500	1,552,635

Johnson City (City of) Health & Educational Facilities Board (Mountain States Health Alliance);
Series 2000 A, Ref. First Mortgage Hospital RB (d)(k)	7.50%	07/01/12	1,000	1,034,690

Series 2006 A, First Mortgage Hospital RB	5.50%	07/01/36	750	779,505

Shelby (County of) Health, Educational & Housing Facilities Board (Methodist Healthcare); Series 2004 B, RB (INS-AGM) (a)(b)	5.25%	09/01/27	1,300	1,431,573

				4,798,403

Texas–15.48%

Alliance Airport Authority, Inc. (Federal Express Corp.); Series 2006, Ref. Special Facilities RB (c)	4.85%	04/01/21	575	616,722

Dallas (City of) (Civic Center Convention Complex);
Series 2009, Ref. & Improvement RB (INS-AGC) (a)	5.00%	08/15/18	500	584,220

Series 2009, Ref. & Improvement RB (INS-AGC) (a)	5.00%	08/15/19	575	679,368

Dallas-Fort Worth International Airport Facilities Improvement Corp.;
Series 2002 C, Joint Improvement RB (INS-NATL) (a)(c)	5.75%	11/01/18	90	90,329

Series 2002 C, Joint Improvement RB (INS-NATL) (a)(c)	6.00%	11/01/23	205	205,791

Series 2003 A, Joint RB (INS-AGM) (a)(c)	5.50%	11/01/21	2,000	2,104,980

El Paso (County of) Hospital District; Series 2008 A, Limited Tax GO Bonds (INS-AGC) (a)(b)	5.00%	08/15/37	1,900	2,049,397

Harris (County of) Metropolitan Transit Authority; Series 2011 A, Sales & Use Tax RB (b)	5.00%	11/01/36	945	1,067,973

Harris (County of); Series 2009 A, Sr. Lien Toll Road RB (b)	5.00%	08/15/28	1,500	1,738,845

Harris County Health Facilities Development Corp. (Memorial Hermann Healthcare System); Series 2008 B, Ref. RB	7.25%	12/01/35	300	360,936

Harris County Industrial Development Corp. (Deer Park Refining Limited Partnership); Series 2006, Solid Waste Disposal RB	5.00%	02/01/23	400	437,072

See accompanying notes which are an integral part of this schedule.
     Invesco Van Kampen Select Sector Municipal Trust

			Principal
	Interest	Maturity	Amount
	Rate	Date	(000)	Value

Texas–(continued)

Houston (City of);
Series 2007 A, Ref. First Lien Combined Utility System RB (INS-AGM) (a)(b)	5.00%	11/15/36	$3,000	$3,344,100

Series 2011 D, First Lien Combined Utility System RB (b)	5.00%	11/15/31	1,035	1,203,840

Judson Independent School District; Series 2008, School Building Unlimited Tax GO Bonds (INS-AGC) (a)(b)	5.00%	02/01/37	1,200	1,270,728

Lower Colorado River Authority; Series 2010 A, Ref. RB	5.00%	05/15/40	575	625,893

Matagorda (County of) Navigation District No. 1 (CenterPoint Energy Houston Electric, LLC); Series 2004, Ref. Collateralized RB (d)(e)	5.60%	03/01/14	1,250	1,318,513

North Central Texas Health Facility Development Corp. (Children’s Medical Center of Dallas); Series 2002, Hospital RB (INS-AMBAC) (a)	5.25%	08/15/32	1,000	1,013,650

North Texas Tollway Authority;
Series 2008 B, Ref. First Tier System RB	5.63%	01/01/28	540	606,598

Series 2008 B, Ref. First Tier System RB	6.00%	01/01/26	360	430,557

Series 2008 F, Ref. Second Tier System RB	5.75%	01/01/33	1,000	1,096,450

Series 2008 L-2, Ref. First Tier System RB (d)(e)	6.00%	01/01/13	600	618,708

Series 2011 A, Special Projects System RB (b)	5.50%	09/01/36	1,050	1,237,845

Tarrant County Cultural Education Facilities Finance Corp. (Buckingham Senior Living Community, Inc.); Series 2007, Retirement Facility RB	5.75%	11/15/37	195	197,999

Tarrant County Cultural Education Facilities Finance Corp. (Buckner Retirement Services, Inc.); Series 2007, Retirement Facility RB	5.25%	11/15/37	1,000	1,020,150

Tarrant County Cultural Education Facilities Finance Corp. (CHRISTUS Health); Series 2008 A, Ref. RB (INS-AGC) (a)	6.25%	07/01/28	1,200	1,412,172

Texas (State of) Transportation Commission; Series 2008, Mobility Fund Unlimited Tax GO Bonds (b)	5.00%	04/01/28	2,215	2,619,503

Texas A&M University System Board of Regents; Series 2009 A, Financing System RB	5.00%	05/15/28	1,000	1,158,350

Texas Private Activity Bond Surface Transportation Corp. (NTE Mobility Partners LLC North Tarrant Express Management Lanes); Series 2009, Sr. Lien RB	6.88%	12/31/39	560	657,591

				29,768,280

Virgin Islands–0.56%

Virgin Islands (Government of) Public Finance Authority (Matching Fund Loan Note); Series 2010 A, Sr. Lien RB	5.00%	10/01/25	1,000	1,082,530

Virginia–1.55%

Richmond (City of) Industrial Development Authority; Series 2001, Government Facilities RB (INS-AMBAC) (a)	5.00%	07/15/15	1,000	1,086,230

Tobacco Settlement Financing Corp.; Series 2005, Asset-Backed RB (k)	5.50%	06/01/26	1,255	1,366,394

Virginia (State of) Small Business Financing Authority (Elizabeth River Crossings Opco, LLC); Series 2012, Sr. Lien RB (c)	5.50%	01/01/42	500	525,655

				2,978,279

Washington–7.59%

Chelan (County of) Public Utility District No. 1; Series 2011 A, Ref. Consolidated RB (c)	5.50%	07/01/26	550	650,205

Kalispel Tribe of Indians; Series 2008, RB	6.75%	01/01/38	3,000	2,572,710

Seattle (Port of); Series 2012 A, Ref. Intermediate Lien RB	5.00%	08/01/30	750	868,103

Spokane (City of) Public Facilities District; Series 2003, Hotel, Motel & Sales Use Tax RB (INS-NATL) (a)	5.25%	09/01/33	5,000	5,119,800

Washington (State of) (SR 520 Corridor Program — Toll Revenue); Series 2011 C, Motor Vehicle Fuel Unlimited Tax GO Bonds (b)	5.00%	06/01/33	600	693,780

Washington (State of) Health Care Facilities Authority (Catholic Health Initiatives); Series 2011 A, RB (b)	5.00%	02/01/41	840	901,925

Washington (State of) Health Care Facilities Authority (Swedish Health Services); Series 2011 A, RB	6.25%	11/15/41	375	482,370

Washington (State of) Housing Finance Commission (Wesley Homes); Series 2008, Non-Profit CR RB (g)	6.00%	01/01/27	560	585,575

Washington (State of); Series 1993 B, Unlimited Tax GO Bonds	5.50%	05/01/18	2,365	2,714,783

				14,589,251

See accompanying notes which are an integral part of this schedule.
     Invesco Van Kampen Select Sector Municipal Trust

			Principal
	Interest	Maturity	Amount
	Rate	Date	(000)	Value

West Virginia–1.87%

Harrison (County of) Commission (Allegheny Energy); Series 2007 D, Ref. Solid Waste Disposal RB (c)	5.50%	10/15/37	$1,750	$1,808,975

West Virginia (State of) Hospital Finance Authority (Thomas Health System);
Series 2008, RB	6.00%	10/01/20	400	414,428

Series 2008, RB	6.25%	10/01/23	425	440,207

West Virginia (State of) Hospital Finance Authority (West Virginia United Health System Obligated Group);
Series 2009 C, Ref. & Improvement RB	5.50%	06/01/34	400	437,724

Series 2009 C, Ref. & Improvement RB	5.50%	06/01/39	450	487,291

				3,588,625

Wisconsin–1.78%

Superior (City of) (Superior Water, Light & Power Co.);
Series 2007 A, Ref. Collateralized Utility RB (c)	5.38%	11/01/21	175	189,978

Series 2007 B, Collateralized Utility RB (c)	5.75%	11/01/37	150	157,595

Wisconsin (State of) Health & Educational Facilities Authority (Aurora Health Care, Inc.); Series 2009 B, RB (d)(e)	5.13%	08/15/16	500	559,790

Wisconsin (State of) Health & Educational Facilities Authority (Prohealth Care, Inc. Obligated Group); Series 2009, RB	6.63%	02/15/39	720	831,751

Wisconsin (State of) Housing & Economic Development Authority;
Series 2008 A, Home Ownership RB (b)(c)	5.30%	09/01/23	1,000	1,084,340

Series 2008 A, Home Ownership RB (b)(c)	5.50%	09/01/28	147	156,515

Wisconsin (State of); Series 2009 A, General Fund Annual Appropriation RB	5.38%	05/01/25	370	437,303

				3,417,272

Wyoming–0.30%

Sweetwater (County of) (Idaho Power Co.); Series 2006, Ref. PCR	5.25%	07/15/26	500	566,985

TOTAL INVESTMENTS(l)–164.98% (Cost $295,463,222)				317,209,037

Floating Rate Note Obligations–(29.23)%

Notes with interest rates ranging from 0.15% to 0.35% at 05/31/12 and contractual maturities of collateral ranging from 09/01/23 to 12/15/41 (See Note 1D)(m)				(56,200,000)

OTHER ASSETS LESS LIABILITIES–1.12%				2,167,170

PREFERRED SHARES–(4.86)%				(9,350,000)

VARIABLE RATE MUNI TERM PREFERRED SHARES–(32.01)%				(61,550,000)

NET ASSETS APPLICABLE TO COMMON SHARES–100.00%				$192,276,207

Investment Abbreviations:

AGC	—	Assured Guaranty Corp.
AGM	—	Assured Guaranty Municipal Corp.
AMBAC	—	American Municipal Bond Assurance Corp.
BHAC	—	Berkshire Hathaway Assurance Corp.
CAB	—	Capital Appreciation Bonds
Conv.	—	Convertible
COP	—	Certificates of Participation
CR	—	Custodial Receipts
GO	—	General Obligation
IDR	—	Industrial Development Revenue Bonds
INS	—	Insurer
LOC	—	Letter of Credit
MFH	—	Multi-Family Housing
NATL	—	National Public Finance Guarantee Corp.
PCR	—	Pollution Control Revenue Bonds
PILOT	—	Payment-in-Lieu-of-Tax
RB	—	Revenue Bonds
Ref.	—	Refunding
Sec.	—	Secured
SGI	—	Syncora Guarantee, Inc.
Sr.	—	Senior
Sub.	—	Subordinated
TEMPS	—	Tax-Exempt Mandatory Paydown Securities
VRD	—	Variable Rate Demand
See accompanying notes which are an integral part of this schedule.
     Invesco Van Kampen Select Sector Municipal Trust

Notes to Schedule of Investments:
(a)	Principal and/or interest payments are secured by the bond insurance company listed.

(b)	Underlying security related to Dealer Trusts entered into by the Trust. See Note 1D.

(c)	Security subject to the alternative minimum tax.

(d)	Security has an irrevocable call by the issuer or mandatory put by the holder. Maturity date reflects such call or put.

(e)	Interest or dividend rate is redetermined periodically. Rate shown is the rate in effect on May 31, 2012.

(f)	Zero coupon bond issued at a discount.

(g)	Security purchased or received in a transaction exempt from registration under the Securities Act of 1933, as amended. The security may be resold pursuant to an exemption from registration under the 1933 Act, typically to qualified institutional buyers. The aggregate value of these securities at May 31, 2012 was $3,830,785, which represented 1.99% of the Trust’s Net Assets.

(h)	Defaulted security. Currently, the issuer is partially or fully in default with respect to interest payments. The aggregate value of these securities at May 31, 2012 was $148,445, which represented less than 1% of the Trust’s Net Assets

(i)	Demand security payable upon demand by the Trust at specified time intervals no greater than thirteen months. Interest rate is redetermined periodically. Rate shown is the rate in effect on May 31, 2012.

(j)	Principal and interest payments are fully enhanced by a letter of credit from the bank listed or a predecessor bank, branch or subsidiary.

(k)	Advance refunded; secured by an escrow fund of U.S. Government obligations or other highly rated collateral.

(l)	This table provides a listing of those entities that have either issued, guaranteed, backed or otherwise enhanced the credit quality of more than 5% of the securities held in the portfolio. In instances where the entity has guaranteed, backed or otherwise enhanced the credit quality of a security, it is not primarily responsible for the issuer’s obligations but may be called upon to satisfy the issuer’s obligations.

Entities	Percentage

Assured Guaranty Corp.	8.2%

National Public Finance Guarantee Corp.	6.6

American Municipal Bond Assurance Corp.	5.1

(m)	Floating rate note obligations related to securities held. The interest rates shown reflect the rates in effect at May 31, 2012. At May 31, 2012, the Trust’s investments with a value of $100,990,258 are held by Dealer Trusts and serve as collateral for the $56,200,000 in floating rate note obligations outstanding at that date.
     Invesco Van Kampen Select Sector Municipal Trust

Notes to Quarterly Schedule of Portfolio Holdings
May 31, 2012
(Unaudited)
NOTE 1 — Significant Accounting Policies
A.	Security Valuations—Securities, including restricted securities, are valued according to the following policy.
     Securities are fair valued using an evaluated quote provided by an independent pricing service approved by the Board of Trustees. Evaluated quotes provided by the pricing service may be determined without exclusive reliance on quoted prices and may reflect appropriate factors such as institution-size trading in similar groups of securities, yield, quality, coupon rate, maturity, type of issue, individual trading characteristics and other market data. Securities with a demand feature exercisable within one to seven days are valued at par. Debt securities are subject to interest rate and credit risks. In addition, all debt securities involve some risk of default with respect to interest and principal payments.
     Securities for which market quotations either are not readily available or are unreliable are valued at fair value as determined in good faith by or under the supervision of the Trust’s officers following procedures approved by the Board of Trustees. Some of the factors which may be considered in determining fair value are fundamental analytical data relating to the investment; the nature and duration of any restrictions on transferability or disposition; trading in similar securities by the same issuer or comparable companies; relevant political, economic or issuer specific news; and other relevant factors under the circumstances.
     Valuations change in response to many factors including the historical and prospective earnings of the issuer, the value of the issuer’s assets, general economic conditions, interest rates, investor perceptions and market liquidity. Because of the inherent uncertainties of valuation, the values reflected in the financial statements may materially differ from the value received upon actual sale of those investments.
B.	Securities Transactions and Investment Income—Securities transactions are accounted for on a trade date basis. Realized gains or losses on sales are computed on the basis of specific identification of the securities sold. Interest income is recorded on the accrual basis from settlement date. Dividend income (net of withholding tax, if any) is recorded on the ex-dividend date. Bond premiums and discounts are amortized and/or accreted for financial reporting purposes.
     The Trust may periodically participate in litigation related to Trust investments. As such, the Trust may receive proceeds from litigation settlements. Any proceeds received are included in the Statement of Operations as realized gain (loss) for investments no longer held and as unrealized gain (loss) for investments still held.
     Brokerage commissions and mark ups are considered transaction costs and are recorded as an increase to the cost basis of securities purchased and/or a reduction of proceeds on a sale of securities. Such transaction costs are included in the determination of net realized and unrealized gain (loss) from investment securities reported in the Statement of Operations and the Statement of Changes in Net Assets and the net realized and unrealized gains (losses) on securities per share in the Financial Highlights. Transaction costs are included in the calculation of the Trust’s net asset value and, accordingly, they reduce the Trust’s total returns. These transaction costs are not considered operating expenses and are not reflected in net investment income reported in the Statement of Operations and Statement of Changes in Net Assets, or the net investment income per share and ratios of expenses and net investment income reported in the Financial Highlights, nor are they limited by any expense limitation arrangements between the Trust and the investment adviser.
C.	Country Determination—For the purposes of making investment selection decisions and presentation in the Schedule of Investments, the investment adviser may determine the country in which an issuer is located and/or credit risk exposure based on various factors. These factors include the laws of the country under which the issuer is organized, where the issuer maintains a principal office, the country in which the issuer derives 50% or more of its total revenues and the country that has the primary market for the issuer’s securities, as well as other criteria. Among the other criteria that may be evaluated for making this determination are the country in which the issuer maintains 50% or more of its assets, the type of security, financial guarantees and enhancements, the nature of the collateral and the sponsor organization. Country of issuer and/or credit risk exposure has been determined to be the United States of America, unless otherwise noted.
     Invesco Van Kampen Select Sector Municipal Trust

D.	Floating Rate Note Obligations—The Trust invests in inverse floating rate securities, such as Residual Interest Bonds (“RIBs”) or Tender Option Bonds (“TOBs”) for investment purposes and to enhance the yield of the Trust. Inverse floating rate investments tend to underperform the market for fixed rate bonds in a rising interest rate environment, but tend to outperform the market for fixed rate bonds when interest rates decline or remain relatively stable. Such transactions may be purchased in the secondary market without first owning the underlying bond or by the sale of fixed rate bonds by the Trust to special purpose trusts established by a broker dealer (“Dealer Trusts”) in exchange for cash and residual interests in the Dealer Trusts’ assets and cash flows, which are in the form of inverse floating rate securities. The Dealer Trusts finance the purchases of the fixed rate bonds by issuing floating rate notes to third parties and allowing the Trust to retain residual interest in the bonds. The floating rate notes issued by the Dealer Trusts have interest rates that reset weekly and the floating rate note holders have the option to tender their notes to the Dealer Trusts for redemption at par at each reset date. The residual interests held by the Trust (inverse floating rate investments) include the right of the Trust (1) to cause the holders of the floating rate notes to tender their notes at par at the next interest rate reset date, and (2) to transfer the municipal bond from the Dealer Trusts to the Trust, thereby collapsing the Dealer Trusts.
      TOBs are presently classified as private placement securities. Private placement securities are subject to restrictions on resale because they have not been registered under the Securities Act of 1933, as amended or are otherwise not readily marketable. As a result of the absence of a public trading market for these securities, they may be less liquid than publicly traded securities. Although these securities may be resold in privately negotiated transactions, the prices realized from these sales could be less than those originally paid by the Trust or less than what may be considered the fair value of such securities.
     The Trust accounts for the transfer of bonds to the Dealer Trusts as secured borrowings, with the securities transferred remaining in the Trust’s investment assets, and the related floating rate notes reflected as Trust liabilities under the caption Floating rate note obligations on the Statement of Assets and Liabilities. The Trust records the interest income from the fixed rate bonds under the caption Interest and records the expenses related to floating rate obligations and any administrative expenses of the Dealer Trusts a component of Interest, facilities and maintenance fees on the Statement of Operations.
     The Trust generally invests in inverse floating rate securities that include embedded leverage, thus exposing the Trust to greater risks and increased costs. The primary risks associated with inverse floating rate securities are varying degrees of liquidity and the changes in the value of such securities in response to changes in market rates of interest to a greater extent than the value of an equal principal amount of a fixed rate security having similar credit quality, redemption provisions and maturity which may cause the Trust’s net asset value to be more volatile than if it had not invested in inverse floating rate securities. In certain instances, the short-term floating rate interests created by the special purpose trust may not be able to be sold to third parties or, in the case of holders tendering (or putting) such interests for repayment of principal, may not be able to be remarketed to third parties. In such cases, the special purpose trust holding the long-term fixed rate bonds may be collapsed. In the case of RIBs or TOBs created by the contribution of long-term fixed income bonds by the Trust, the Trust will then be required to repay the principal amount of the tendered securities. During times of market volatility, illiquidity or uncertainty, the Trust could be required to sell other portfolio holdings at a disadvantageous time to raise cash to meet that obligation.
E.	Other Risks—The value of, payment of interest on, repayment of principal for and the ability to sell a municipal security may be affected by constitutional amendments, legislative enactments, executive orders, administrative regulations, voter initiatives and the economics of the regions in which the issuers are located.
     Since many municipal securities are issued to finance similar projects, especially those relating to education, health care, transportation and utilities, conditions in those sectors can affect the overall municipal securities market and a Trust’s investments in municipal securities.
     There is some risk that a portion or all of the interest received from certain tax-free municipal securities could become taxable as a result of determinations by the Internal Revenue Service.
     Invesco Van Kampen Select Sector Municipal Trust

NOTE 2 — Additional Valuation Information
Generally Accepted Accounting Principles (“GAAP”) defines fair value as the price that would be received to sell an asset or paid to transfer a liability in an orderly transaction between market participants at the measurement date, under current market conditions. GAAP establishes a hierarchy that prioritizes the inputs to valuation methods giving the highest priority to readily available unadjusted quoted prices in an active market for identical assets (Level 1) and the lowest priority to significant unobservable inputs (Level 3) generally when market prices are not readily available or are unreliable. Based on the valuation inputs, the securities or other investments are tiered into one of three levels. Changes in valuation methods may result in transfers in or out of an investment’s assigned level:

Level 1 —	Prices are determined using quoted prices in an active market for identical assets.

Level 2 —	Prices are determined using other significant observable inputs. Observable inputs are inputs that other market participants may use in pricing a security. These may include quoted prices for similar securities, interest rates, prepayment speeds, credit risk, yield curves, loss severities, default rates, discount rates, volatilities and others.

Level 3 —	Prices are determined using significant unobservable inputs. In situations where quoted prices or observable inputs are unavailable (for example, when there is little or no market activity for an investment at the end of the period), unobservable inputs may be used. Unobservable inputs reflect the Trust’s own assumptions about the factors market participants would use in determining fair value of the securities or instruments and would be based on the best available information.
     The following is a summary of the tiered valuation input levels, as of May 31, 2012. The level assigned to the securities valuations may not be an indication of the risk or liquidity associated with investing in those securities. Because of the inherent uncertainties of valuation, the values reflected in the financial statements may materially differ from the value received upon actual sale of those investments.

	Level 1	Level 2	Level 3	Total

Municipal Obligations	—	$317,209,037	—	$317,209,037

NOTE 3 — Investment Securities
The aggregate amount of investment securities (other than short-term securities, U.S. Treasury obligations and money market funds, if any) purchased and sold by the Trust during the three months ended May 31, 2012 was $8,129,464 and $3,397,388, respectively. Cost of investments on a tax basis includes the adjustments for financial reporting purposes as of the most recently completed federal income tax reporting period-end.

Unrealized Appreciation (Depreciation) of Investment Securities on a Tax Basis

Aggregate unrealized appreciation of investment securities	$24,104,815

Aggregate unrealized (depreciation) of investment securities	(2,638,269)

Net unrealized appreciation of investment securities	$21,466,546

Cost of investments for tax purposes is $295,742,491.
NOTE 4 — Significant Event
The Board of Trustees of the Trust (the “Board”) approved the redomestication of the Trust, a Massachusetts business trust, into a Delaware statutory trust pursuant to an Agreement and Plan of Redomestication (the “Redomestication”). The Board also approved an Agreement and Plan of Merger pursuant to which the Trust would merge with and into Invesco Van Kampen Municipal Opportunity Trust (the “Acquiring Trust”) in accordance with the Delaware Statutory Trust Act (the “Merger”). As a result of the Merger, all of the assets and liabilities of the Trust will become assets and liabilities of the Acquiring Trust and the Trust’s shareholders will become shareholders of the Acquiring Trust. The Redomestication and the Merger are subject to shareholder approval.
     In addition, the Board also approved a plan to redeem all of the outstanding auction rate preferred shares at their respective liquidation preferences. These redemptions are anticipated to be funded with proceeds received from the issuance of Variable Rate Muni Term Preferred Shares (“VMTPS”) and Tender Option Bonds (“TOBs”). VMTPS are a variable rate form of preferred stock with a mandatory redemption date. These redemptions and this issuance of VMTPS are targeted to occur in the first half of 2012.
     Invesco Van Kampen Select Sector Municipal Trust

Item 2. Controls and Procedures.
(a)	As of June 12, 2012, an evaluation was performed under the supervision and with the participation of the officers of the Registrant, including the Principal Executive Officer (“PEO”) and Principal Financial Officer (“PFO”), to assess the effectiveness of the Registrant’s disclosure controls and procedures, as that term is defined in Rule 30a-3(c) under the Investment Company Act of 1940 (“Act”), as amended. Based on that evaluation, the Registrant’s officers, including the PEO and PFO, concluded that, as of June 12, 2012, the Registrant’s disclosure controls and procedures were reasonably designed so as to ensure: (1) that information required to be disclosed by the Registrant on Form N-Q is recorded, processed, summarized and reported within the time periods specified by the rules and forms of the Securities and Exchange Commission; and (2) that material information relating to the Registrant is made known to the PEO and PFO as appropriate to allow timely decisions regarding required disclosure.

(b)	There have been no changes in the Registrant’s internal control over financial reporting (as defined in Rule 30a-3(d) under the Act) that occurred during the Registrant’s last fiscal quarter that have materially affected, or are reasonably likely to materially affect, the Registrant’s internal control over financial reporting.
Item 3. Exhibits.
Certifications of PEO and PFO as required by Rule 30a-2(a) under the Investment Company Act of 1940.

SIGNATURES
Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the Registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.
Registrant: Invesco Van Kampen Select Sector Municipal Trust

By:	/s/ Colin Meadows
Colin Meadows
Principal Executive Officer

Date: July 30, 2012
Pursuant to the requirements of the Securities and Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the Registrant and in the capacities and on the dates indicated.

By:	/s/ Colin Meadows
Colin Meadows
Principal Executive Officer

Date: July 30, 2012

By:	/s/ Sheri Morris
Sheri Morris
Principal Financial Officer

Date: July 30, 2012

EXHIBIT INDEX
Certifications of Principal Executive Officer (“PEO”) and Principal Financial Officer (“PFO”) as required by Rule 30a-2(a) under the Investment Company Act of 1940, as amended.